Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before income tax from continuing operations
Non-PRC	$ (2,802)	$ (1,336)	$ (65)
PRC	5,833	3,982	9,476
Total	$ 3,031	$ 2,646	$ 9,411